Note 1 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Cash Reserve Deposit Required and Made	$ 2,700		$ 1,900
Discounted Percentage to Account for Selling and Marketing Costs	10.00%
Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset		$ 483
Operating Lease, Liability, Total		$ 483